SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Royalty fee and service from related parties	$ 2,405,069	$ 3,015,759
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	261,084	316,790
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	1,709,587	1,984,280
Mobile Motion [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	$ 434,398	$ 714,689